RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Percentage of Annual Management Fee	5.00%
Accrued Management Fees	$ 18,489,705	$ 20,204,782
Percentage Of Permanent Financing	99.00%